Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2013	2012	2011
Current:
Federal	$227	108	0
State	64	24	0
Total current	291	132	0
Deferred:
Federal	3,554	1,598	(4,010)
State	1,351	280	(873)
Total deferred	4,905	1,878	(4,883)
Change in valuation allowance	(19,602)	(1,878)	4,883
Income tax (benefit) expense	$(14,406)	132	0

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2013	2012	2011
Expected federal income tax (benefit) expense	$4,170	1,854	(3,929)
Items affecting federal income tax:
State income taxes, net of federal income tax expense (benefit)	706	327	(645)
Tax exempt interest	(69)	(86)	(123)
(Decrease) increase in valuation allowance	(19,602)	(1,878)	4,883
Other, net	389	(85)	(186)
Income tax (benefit) expense	$(14,406)	132	0

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	2013	2012
Deferred tax assets:
Allowances for loan and real estate losses	$5,486	10,523
Deferred compensation costs	233	315
Deferred ESOP loan asset	706	717
Nonaccruing loan interest	558	800
Federal net operating loss carry forward	3,983	5,113
State net operating loss carry forward	2,802	3,219
Alternative minimum tax credit carryforward	700	0
Capitalized other real estate owned expenses	1,284	194
Net unrealized loss on securities available for sale	291	0
Other	340	265
Total gross deferred tax assets	16,383	21,146

Deferred tax liabilities:
Net unrealized gain on securities available for sale	0	123
Deferred loan fees and costs	284	312
Premises and equipment basis difference	132	155
Originated mortgage servicing rights	677	707
Other	179	247
Total gross deferred tax liabilities	1,272	1,544
Net deferred tax assets	15,111	19,602
Valuation allowance	0	(19,602)
Deferred tax assets, net of valuation allowance	$15,111	0